Document And Entity Information	6 Months Ended
	Jun. 30, 2014	Aug. 12, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	NORTH BAY RESOURCES INC
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		217,118,103
Amendment Flag	false
Entity Central Index Key	0001450524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2